Total revenue and income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Total revenue and income	Total revenue and income
a)    Net revenue from services rendered
Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	2024	2023	2022

Major service lines
Brokerage commission	2,133,266	1,991,781	2,102,878
Securities placement	2,285,110	1,979,406	1,631,399
Management fees	1,742,959	1,628,373	1,580,770
Insurance brokerage fee	219,397	175,326	153,230
Commission fees	996,693	789,822	563,987
Other services	734,090	588,932	476,492
Gross revenue from services rendered	8,111,515	7,153,640	6,508,756
(-) Sales taxes and contributions on services (i)	(686,659)	(621,635)	(568,300)
Net revenue from services rendered	7,424,856	6,532,005	5,940,456

(i)Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).
b)    Net income/(loss) from financial instruments

	2024	2023	2022

Net income/(loss) from financial instruments at fair value through profit or loss	11,727,589	6,923,112	6,326,080
Net income/(loss) from financial instruments measured at amortized cost and at fair value through other comprehensive income	(1,851,844)	1,649,210	1,201,253
Total income from financial instruments	9,875,745	8,572,322	7,527,333
(-) Taxes and contributions on financial income	(269,740)	(244,231)	(120,399)
Net income/(loss) from financial instruments	9,606,005	8,328,091	7,406,934
c)    Disaggregation by geographic location
Breakdown of total net revenue and income and selected assets by geographic location:

	2024	2023	2022

Brazil	16,288,131	14,261,302	12,855,909
United States	684,144	531,997	449,447
Europe	58,586	66,797	42,034
Revenues	17,030,861	14,860,096	13,347,390

	2024	2023

Brazil	16,399,995	13,255,769
United States	723,340	508,544
Europe	136,968	88,395
Selected assets (i)	17,260,303	13,852,708

(i)Selected assets are total assets of the Group, less: cash, financial assets and deferred tax assets, and are presented by geographic location.
None of the clients represented more than 10% of our revenues for the periods presented.